Segment and geographic information - Business segments' results (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021		Sep. 30, 2020
Segment Reporting Information [Line Items]
Non-interest revenue	¥ 307,416	¥ 334,893	¥ 644,681		¥ 740,097
Net interest revenue	9,582	32,151	22,221		85,391
Net revenue	316,998	367,044	666,902		825,488
Non-interest expenses	300,399	285,371	575,141		564,307
Income (loss) before income taxes	16,599	81,673	91,761		261,181
Retail [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	84,395	92,331	168,475		172,676
Net interest revenue	796	464	1,702		1,197
Net revenue	85,191	92,795	170,177		173,873
Non-interest expenses	68,207	69,970	134,171		135,979
Income (loss) before income taxes	16,984	22,825	36,006		37,894
Investment Management [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	34,244	29,731	97,944		69,888
Net interest revenue	85	337	(133)		(146)
Net revenue	34,329	30,068	97,811		69,742
Non-interest expenses	19,300	18,018	37,869		35,521
Income (loss) before income taxes	15,029	12,050	59,942		34,221
Wholesale [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	145,187	185,601	255,957	[1]	376,148	[1]
Net interest revenue	27,482	34,704	49,489	[1]	92,826	[1]
Net revenue	172,669	220,305	305,446	[1]	468,974	[1]
Non-interest expenses	147,700	154,828	308,834	[1]	315,628	[1]
Income (loss) before income taxes	24,969	65,477	(3,388)	[1]	153,346	[1]
Other (Incl. elimination) [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	43,590	27,230	122,305		121,385
Net interest revenue	(18,781)	(3,354)	(28,837)		(8,486)
Net revenue	24,809	23,876	93,468		112,899
Non-interest expenses	65,192	42,555	94,267		77,179
Income (loss) before income taxes	¥ (40,383)	¥ (18,679)	¥ (799)		¥ 35,720

[1]	Non-interest revenue and Non-interest expense for the six months ended September 30, 2021 include losses of ¥65,362 million arising from the U.S. Prime Brokerage Event. The losses are reported within Net gain on trading in the amount of ¥(56,073) million and in Non-interest expenses—Other in the amount of ¥9,289 million in the consolidated statements of income.